Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 6,077	$ 5,574
Depreciation and amortization expense	$ 9,006	$ 5,574	$ 21,991	$ 19,277